UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Small Cap Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2020

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Small Cap Value Fund, the Russell 2000 Value Index (the benchmark) and the Russell 2000 Index for the trailing periods ending April 30, 2020 were as follows:

	6-Months Trailing	1 Year	3 Years	5 Years	Since Inception
LSV Small Cap Value Fund, Institutional Class Shares*
	-30.29%	-32.77%	-11.61%	-3.32%	3.12%

Benchmark:
Russell 2000 Value Index	-23.44	-23.84%	-6.06%	0.30%	4.01%

Broad Market:
Russell 2000 Index	-15.47	-16.39%	-0.82%	2.88%	6.67%

*Periods longer than 1-year are annualized; inception date 2/28/13; net of fees.

Institutional Class Shares performance (net of fees) as of 3/31/20: -39.20% (1 year), -6.53% (5 year) and 1.02% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 2/28/13.

U.S. equities as measured by the S&P 500 Index declined 3.16% over the six month period ended April 30, 2020. However, this modest decline does not reflect the significant volatility in markets during the period. Global equity markets plummeted during February and March 2020 as the coronavirus outbreak shut down cities and economies across the globe. The public equity markets reacted to the spread of the virus swiftly and with heightened volatility. From February 19 through March 23, the S&P 500 fell nearly 34%. The S&P 500 had an average daily move of 5% in March (the next most volatile month in history was in November 1929 at nearly 4%) and had nine days of moves greater than 5%. However, markets rebounded strongly in late March and throughout April, in large part due to massive intervention by the Federal Reserve and Congress which took aggressive measures to help mitigate the damage inflicted by the virus. The sell-off was particularly painful for value and smaller capitalization stocks. Over the trailing six months the Russell 2000 Value Index was down 23.44% while the Russell 2000 Growth Index was down just 7.62%. Smaller stocks also suffered bigger declines in the period as the Russell 2000 was down 15.47% while large caps as measured by the Russell 1000 Index were down just 3.55%. The LSV Small Cap Value Equity Fund was down 30.29%.

The trailing six months proved to be a very difficult period for our deep value approach, particularly in the sell off over the first three months of 2020 as value stocks and smaller stocks were punished in the market decline. Cyclical sectors of the market, where the Fund has found attractive investment opportunities, also suffered more severe declines than defensive and growth-oriented sectors during the market turmoil. Attribution analysis further indicates that both stock and sector selection detracted from relative returns over the period. Stock selection losses were concentrated in the Financials, Real Estate and Consumer Discretionary sectors as names within the Regional Banks, Hotel & Resort REITs and Automotive Retail industries lagged. From a sector perspective, relative losses were modest and largely due to our underweight positions in the Utilities and Health Care sectors. Top individual contributors included overweight positions in Ciena Corp, Legg Mason, Innoviva, Diodes and National Fuel Gas. Not holding Allegheny Technologies and Intelsat also added value. Main individual detractors included overweights to MFA Financial, CorEnergy Infrastructure, First Horizon National, Miller Herman, Knoll and BankUnited. Not holding Lumentum, Stamps.com and FTI Consulting also detracted.

As of April 30, 2020, the Fund was trading at near record valuation discounts relative to the overall market as well as to the Russell 2000 Value Index. The Fund was trading at 10.5x forward earnings compared to 17.3x for the

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Russell 2000 Value Index, 0.9x book compared to 1.1x for the Russell 2000 Value and 4.9x cash flow compared to 8.6x for the Russell 2000 Value. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Consumer Discretionary, Financials and Industrials sectors while underweight Utilities and Information Technology stocks.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the Russell 3000 Index.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2020	(Unaudited)

Sector Weightings†:

†	Percentages are based on total investments.

Schedule of Investments

LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (1.2%)
Moog, Cl A	32,500	$1,608
Vectrus*	18,000	936

		2,544

Agricultural Products (1.4%)
Ingredion	36,900	2,996

Air Freight & Logistics (0.8%)
Atlas Air Worldwide
Holdings*	43,500	1,429
Park-Ohio Holdings	16,500	302

		1,731

Aircraft (1.6%)
Hawaiian Holdings	87,300	1,257
JetBlue Airways*	117,700	1,147
SkyWest	38,200	1,182

		3,586

Apparel Retail (1.5%)
American Eagle Outfitters	82,400	655
Foot Locker	36,700	941
Genesco*	44,800	848
Shoe Carnival	37,700	890

		3,334

Apparel, Accessories & Luxury Goods (0.3%)
G-III Apparel Group*	60,400	684

Apparel/Textiles (0.3%)
Capri Holdings*	39,695	605

Asset Management & Custody Banks (3.3%)
BlackRock Capital Investment	180,000	529
Brightsphere Investment Group	177,800	1,317
Federated Investors, Cl B	38,900	886
FS KKR Capital	337,200	1,160

LSV Small Cap Value Fund

	Shares	Value (000)
Asset Management & Custody Banks (continued)
New Mountain Finance	50,400	$386
Oaktree Specialty Lending	189,700	761
PennantPark Investment	195,900	633
Prospect Capital	129,300	561
TPG Specialty Lending	64,300	1,058

		7,291

Automotive (1.6%)
American Axle & Manufacturing Holdings*	191,800	829
Cooper Tire & Rubber	22,700	481
Cooper-Standard Holdings*	4,400	57
Dana	152,800	1,757
Modine Manufacturing*	101,800	471

		3,595

Automotive Retail (1.6%)
Group 1 Automotive	21,000	1,189
Lithia Motors, Cl A	4,100	453
Penske Automotive Group	23,300	838
Sonic Automotive, Cl A	51,800	1,110

		3,590

Banks (19.0%)
Associated Banc-Corp	172,900	2,445
Bank of NT Butterfield & Son	45,500	1,001
BankUnited	82,300	1,630
Berkshire Hills Bancorp	79,739	1,359
Camden National	33,100	1,084
Cathay General Bancorp	44,100	1,231
Dime Community Bancshares	23,000	378
Federal Agricultural Mortgage, Cl C	18,700	1,246
FGL Holdings	64,100	665
Financial Institutions	43,990	851
First Busey	17,700	326
First Commonwealth Financial	148,900	1,418
First Defiance Financial	33,600	584
First Horizon National	168,100	1,526
First Midwest Bancorp	110,700	1,636
Flagstar Bancorp	40,000	1,036
Flushing Financial	24,600	307
FNB	241,500	1,954
Fulton Financial	109,800	1,284
Great Southern Bancorp	17,983	766
Great Western Bancorp	55,500	1,043
Hancock Whitney	89,700	1,876
Hanmi Financial	72,400	874
Hope Bancorp	192,300	1,913
Horizon Bancorp	65,642	747
IBERIABANK	47,300	1,961
International Bancshares	23,400	678
Lakeland Bancorp	104,000	1,164

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Banks (continued)
OFG Bancorp	97,200	$1,223
Old National Bancorp	76,665	1,086
Peoples Bancorp	48,605	1,182
Popular	28,500	1,100
Republic Bancorp, Cl A	5,330	178
Synovus Financial	90,100	1,893
TCF Financial	33,000	980
Walker & Dunlop	35,800	1,376

		42,001

Biotechnology (0.6%)
United Therapeutics*	11,400	1,249

Broadcasting, Newspapers & Advertising (0.2%)
Entercom Communications, Cl A	354,200	432

Building & Construction (4.9%)
American Woodmark*	15,920	819
Apogee Enterprises	35,900	734
Builders FirstSource*	73,200	1,343
JELD-WEN Holding*	72,000	914
KB Home	48,500	1,273
MDC Holdings	55,404	1,621
Meritage Homes*	25,900	1,361
Toll Brothers	52,500	1,261
TRI Pointe Group*	124,400	1,428

		10,754

Business Services (0.4%)
Avis Budget Group*	53,700	885

Cable & Satellite (0.3%)
WideOpenWest*	108,200	641

Chemicals (1.0%)
AdvanSix*	52,900	644
Chemours	75,066	881
Kraton*	37,500	585
Rayonier Advanced Materials	17,300	31

		2,141

Coal & Consumable Fuels (0.3%)
Arch Coal	19,300	563

Commercial Printing (1.0%)
Deluxe	31,900	899
Ennis	60,900	1,133
LSC Communications	1,111	—
Quad	72,400	269

		2,301

Commercial Services (1.3%)
CSG Systems International	18,100	879

LSV Small Cap Value Fund

	Shares	Value (000)
Commercial Services (continued)
Sykes Enterprises*	66,900	$1,916

		2,795

Commodity Chemicals (1.9%)
Cabot	51,500	1,745
Kronos Worldwide	35,100	333
Orion Engineered Carbons	39,900	364
Tredegar	49,900	822
Trinseo	48,700	996

		4,260

Computers & Services (0.3%)
DHI Group*	248,300	690

Diversified REITs (0.9%)
Global Net Lease	62,600	901
Lexington Realty Trust, Cl B	100,100	1,046

		1,947

Electrical Components & Equipment (1.2%)
Atkore International Group*	62,100	1,512
Regal Beloit	15,100	1,072

		2,584

Financial Services (1.4%)
Arbor Realty Trust	116,631	804
Navient	227,500	1,733
Regional Management*	32,800	523

		3,060

Food Distributors (0.4%)
SpartanNash	57,800	991

Food, Beverage & Tobacco (0.6%)
Universal	29,100	1,408

Gas/Natural Gas (1.4%)
National Fuel Gas	75,800	3,108

General Merchandise Stores (0.3%)
Big Lots	31,900	748

Health Care Services (0.4%)
MEDNAX*	62,400	906

Health Care Distributors (0.6%)
Patterson	67,800	1,239

Health Care Facilities (0.8%)
Select Medical Holdings*	101,900	1,739

Health Care REITs (1.4%)
Industrial Logistics Properties Trust	97,300	1,819

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Health Care REITs (continued)
Sabra Health Care	103,200	$1,323

		3,142

Health Care Supplies (0.4%)
Lantheus Holdings*	75,100	980

Homefurnishing Retail (0.7%)
Aaron’s	22,000	702
Bed Bath & Beyond	60,000	372
Haverty Furniture	37,700	510

		1,584

Hotel & Resort REITs (1.6%)
Braemar Hotels & Resorts	152,858	478
DiamondRock Hospitality	122,900	766
RLJ Lodging Trust	123,300	1,145
Service Properties Trust	65,100	451
Xenia Hotels & Resorts	64,900	630

		3,470

Hotels & Lodging (0.5%)
Wyndham Destinations	42,800	1,094

Household Products, Furniture & Fixtures (0.4%)
Ethan Allen Interiors	68,900	779

Human Resource & Employment Services (0.8%)
Kelly Services, Cl A	64,600	998
Kforce	29,000	869

		1,867

Insurance (5.1%)
American Equity Investment Life Holding	78,500	1,650
American Financial Group	19,880	1,317
American National Insurance	19,600	1,578
Assured Guaranty	35,600	1,058
Axis Capital Holdings	31,500	1,153
CNO Financial Group	162,200	2,280
Heritage Insurance Holdings	7,160	81
MGIC Investment	141,400	1,034
Universal Insurance Holdings	54,674	997

		11,148

Interactive Media & Services (0.2%)
Cars.com*	101,400	525

Leasing & Renting (1.1%)
CAI International*	43,400	716
Triton International	58,600	1,815

		2,531

LSV Small Cap Value Fund

	Shares	Value (000)
Leisure Facilities (0.2%)
RCI Hospitality Holdings	39,159	$491

Machinery (3.7%)
Hurco	14,900	487
Hyster-Yale Materials Handling	8,296	324
Meritor*	74,800	1,533
Oshkosh	22,800	1,540
Terex	70,800	1,075
Timken	36,900	1,387
Trinity Industries	74,300	1,433
Wabash National	54,100	444

		8,223

Media & Entertainment (1.5%)
AMC Networks, Cl A*	46,100	1,099
Meet Group*	170,100	1,050
TEGNA	105,700	1,133

		3,282

Metal & Glass Containers (1.8%)
Greif, Cl A	83,000	2,813
O-I Glass, Cl I	149,300	1,230

		4,043

Mortgage REITs (1.7%)
AG Mortgage Investment Trust	88,700	283
Apollo Commercial Real Estate Finance	54,000	440
Invesco Mortgage Capital	167,700	510
MFA Financial	241,800	423
New York Mortgage Trust	260,600	568
PennyMac Mortgage
Investment Trust	73,600	766
Redwood Trust	80,700	331
Western Asset Mortgage Capital	141,700	432

		3,753

Multi-Utilities (0.5%)
MDU Resources Group	50,050	1,124

Office Equipment (2.1%)
ACCO Brands	165,100	1,222
Herman Miller	37,700	850
Knoll	79,648	929
Pitney Bowes	190,200	671
Steelcase, Cl A	80,600	882

		4,554

Office REITs (2.3%)
Brandywine Realty Trust	129,200	1,442
City Office	90,600	915
Franklin Street Properties	150,600	819
Kite Realty Group Trust	129,400	1,324

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Office REITs (continued)
Office Properties Income Trust	21,008	$576

		5,076

Oil & Gas Equipment & Services (0.2%)
ProPetro Holding*	88,200	374

Oil & Gas Exploration & Production (0.4%)
Callon Petroleum*	220,150	207
PDC Energy*	46,783	608

		815

Paper & Paper Products (0.4%)
Domtar	25,900	605
Resolute Forest Products*	156,620	378

		983

Petroleum & Fuel Products (2.3%)
Amplify Energy	14,111	19
Delek US Holdings	56,400	1,317
PBF Energy, Cl A	74,300	847
Southwestern Energy*	439,000	1,418
VAALCO Energy*	196,022	182
World Fuel Services	51,331	1,283

		5,066

Pharmaceuticals (2.1%)
Corcept Therapeutics*	69,700	882
Innoviva*	155,800	2,209
Lannett*	55,200	527
Supernus Pharmaceuticals*	39,400	922

		4,540

Real Estate Investment Trusts (REITs) (0.3%)
Summit Hotel Properties	125,200	759

Residential REITs (0.3%)
Preferred Apartment Communities, Cl A	99,700	739

Retail (2.5%)
Brinker International	20,700	482
Dick’s Sporting Goods	41,800	1,228
Dillard’s, Cl A	17,462	515
Ingles Markets, Cl A	16,700	682
Office Depot	571,300	1,268
Sally Beauty Holdings*	105,800	1,027
Signet Jewelers	28,200	284

		5,486

Retail REITs (0.4%)
Retail Value	273	4
SITE Centers	98,050	594

LSV Small Cap Value Fund

	Shares	Value (000)
Retail REITs (continued)
Washington Prime Group	225,600	$194

		792

Semi-Conductors/Instruments (5.3%)
Amkor Technology*	167,600	1,656
Benchmark Electronics	49,600	1,025
Cirrus Logic*	10,600	801
Diodes*	20,400	1,038
Jabil	38,900	1,106
Methode Electronics	72,600	2,179
Sanmina*	26,900	746
TTM Technologies*	64,700	750
Vishay Intertechnology	70,500	1,170
Vishay Precision Group*	28,800	666
Xperi	41,970	641

		11,778

Specialized REITs (2.3%)
Ashford Hospitality Trust	234,933	193
Chatham Lodging Trust	53,000	398
CoreCivic	106,600	1,399
CorEnergy Infrastructure Trust	34,900	424
Hersha Hospitality Trust, Cl A	75,400	394
Outfront Media	81,200	1,274
Uniti Group	130,800	923

		5,005

Steel & Steel Works (1.0%)
Schnitzer Steel Industries, Cl A	55,490	864
Warrior Met Coal	53,800	675
Worthington Industries	26,300	695

		2,234

Technology Distributors (1.1%)
ScanSource*	48,700	1,262
SYNNEX	14,000	1,226

		2,488

Telephones & Telecommunications (0.6%)
Ciena*	21,800	1,008
Comtech Telecommunications	14,497	269

		1,277

Thrifts & Mortgage Finance (0.7%)
Radian Group	98,200	1,471

Trading Companies & Distributors (0.7%)
WESCO International*	62,000	1,604

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Trucking (0.1%)
Covenant Transportation Group, Cl A*	15,152	$135

TOTAL COMMON STOCK (Cost $343,134)		219,610

Total Investments – 99.5% (Cost $343,134)		$219,610

Percentages are based on Net Assets of $220,697 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2020	(Unaudited)

LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $343,134)	$219,610
Receivable for Investment Securities Sold	3,415
Receivable for Capital Shares Sold	380
Dividends and Interest Receivable	158
Prepaid Expenses	30
Total Assets	223,593
Liabilities:
Payable due to Custodian	2,520
Payable for Capital Shares Redeemed	175
Payable due to Investment Adviser	120
Payable for Investment Securities Purchased	21
Payable for Printing Expense	19
Payable due to Administrator	9
Payable due to Distributor	3
Payable due to Trustees	2
Payable due to Chief Compliance Officer	1
Other Accrued Expenses	26
Total Liabilities	2,896
Net Assets	$220,697

Net Assets Consist of:
Paid-in Capital	$367,345
Total distributable loss	(146,648)
Net Assets	$220,697

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($204,405 ÷ 22,057,627 shares)(1)	$9.27

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($16,292 ÷ 1,763,769 shares)(1)	$9.24

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2020	(Unaudited)

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$4,609
Interest Income	26
Foreign Taxes Withheld	(10)
Total Investment Income	4,625
Expenses:
Investment Advisory Fees	1,275
Administration Fees	94
Distribution Fees - Investor Class	28
Trustees’ Fees	5
Chief Compliance Officer Fees	1
Transfer Agent Fees	30
Printing Fees	19
Registration and Filing Fees	18
Custodian Fees	15
Professional Fees	15
Insurance and Other Fees	9
Total Expenses	1,509
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	1,509
Net Investment Income	3,116
Net Realized Loss on Investments	(23,672)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(110,258)
Net Realized and Unrealized Loss on Investments	(133,930)
Net Decrease in Net Assets Resulting from Operations	$(130,814)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2020 (Unaudited) and for the year ended October 31, 2019

	LSV Small Cap Value Fund
	11/1/2019 to 04/30/2020	11/1/2018 to 10/31/2019
Operations:
Net Investment Income	$3,116	$7,916
Net Realized Loss on Investments	(23,672)	(1,681)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(110,258)	(5,812)
Net Increase (Decrease) in Net Assets Resulting from Operations	(130,814)	423
Distributions
Institutional Class Shares	(8,345)	(20,341)
Investor Class Shares	(438)	(1,211)
Total Distributions	(8,783)	(21,552)
Capital Share Transactions:
Institutional Class Shares:
Issued	50,960	141,168
Reinvestment of Dividends and Distributions	7,979	20,039
Redeemed	(113,219)	(120,164)
Net Increase (Decrease) from Institutional Class Shares Transactions	(54,280)	41,043
Investor Class Shares:
Issued	24,875	25,157
Reinvestment of Dividends and Distributions	438	1,211
Redeemed	(22,340)	(27,041)
Net Increase (Decrease) from Investor Class Shares Transactions	2,973	(673)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(51,307)	40,370
Total Increase (Decrease) in Net Assets	(190,904)	19,241
Net Assets:
Beginning of Period	411,601	392,360
End of Year/Period	$220,697	$411,601

Shares Transactions:
Institutional Class:
Issued	4,730	10,486
Reinvestment of Dividends and Distributions	564	1,673
Redeemed	(11,791)	(9,118)
Total Institutional Class Share Transactions	(6,497)	3,041
Investor Class:
Issued	2,236	1,901
Reinvestment of Dividends and Distributions	31	102
Redeemed	(2,287)	(2,039)
Total Investor Class Share Transactions	(20)	(36)
Net Increase (Decrease) in Shares Outstanding	(6,517)	3,005

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period For the six months ended April 30, 2020 (Unaudited) and for the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
Institutional Class Shares

2020*	$13.57	$0.11	$(4.12)	$(4.01)	$(0.29)	$–	$(0.29)	$9.27	(30.29)%	$204,405	0.81%	0.81%	1.72%	14%

2019	14.36	0.28	(0.23)	0.05	(0.16)	(0.68)	(0.84)	13.57	1.20	387,498	0.81	0.81	2.08	31

2018	15.95	0.22	(1.07)	(0.85)	(0.18)	(0.56)	(0.74)	14.36	(5.69)	366,379	0.81	0.81	1.39	31

2017	13.30	0.17	2.84	3.01	(0.18)	(0.18)	(0.36)	15.95	22.71	331,510	0.83	0.83	1.09	23

2016	12.90	0.22	0.62	0.84	(0.21)	(0.23)	(0.44)	13.30	6.81	184,260	0.85	0.88	1.74	23

2015	13.49	0.22	(0.16)	0.06	(0.12)	(0.53)	(0.65)	12.90	0.38	108,332	0.85	0.93	1.71	15

Investor Class Shares

2020*	$13.51	$0.09	$(4.11)	$(4.02)	$(0.25)	$–	$(0.25)	$9.24	(30.37)%	$16,292	1.06%	1.06%	1.60%	14%

2019	14.28	0.24	(0.22)	0.02	(0.11)	(0.68)	(0.79)	13.51	0.90	24,103	1.06	1.06	1.80	30

2018	15.87	0.17	(1.05)	(0.88)	(0.15)	(0.56)	(0.71)	14.28	(5.89)	25,981	1.06	1.06	1.08	31

2017	13.26	0.12	2.84	2.96	(0.17)	(0.18)	(0.35)	15.87	22.38	18,247	1.08	1.08	0.78	23

2016	12.87	0.19	0.61	0.80	(0.18)	(0.23)	(0.41)	13.26	6.49	6,207	1.10	1.13	1.48	23

2015	13.48	0.20	(0.17)	0.03	(0.11)	(0.53)	(0.64)	12.87	0.14	173	1.10	1.18	1.49	15

*	For the six-month period ended April 30, 2020. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2020	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2020, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose

Notes to Financial Statements

April 30, 2020	(Unaudited)

fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2020, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements —In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Notes to Financial Statements

April 30, 2020	(Unaudited)

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2020, the Fund paid $94,396 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2020, the Fund incurred $28,143 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2020 the Fund earned $263 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2021.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2020, were as follows (000):

Purchases
Other	$48,632
Sales
Other	$104,017

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or to paid-in-capital, as appropriate, in the period that the differences arise.

During the year ended October 31, 2019, there were no permanent differences.

Notes to Financial Statements

April 30, 2020	(Unaudited)

The tax character of dividends and distributions paid during the years ended October 31, 2019 and 2018 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Totals

2019	$8,398	$13,154	$21,552
2018	8,851	7,777	16,628

As of October 31, 2019, the components of distributable loss on a tax basis were as follows (000):

Undistributed Ordinary Income	$8,677
Capital Loss Carryforwards	(1,981)
Unrealized Appreciation	(13,747)

Total Distributable Loss	$(7,051)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has short-term capital loss carryforwards of $1,981 (000) at October 31, 2019. During the six months ended October 31, 2019, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2020, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 343,134	$6,008	$(129,532)	$(123,524)

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small-Capitalization Risk — Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9.	Other:

At April 30, 2020, 67% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2020, 91% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were mostly comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements

April 30, 2020	(Unaudited)

10.	Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosure and delay the adoption of additional disclosures until the effective date.

12.	Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

          Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$697.10	0.81%	$3.42
Investor Class Shares	1,000.00	696.30	1.06	4.47

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.84	0.81%	$4.07
Investor Class Shares	1,000.00	1,019.59	1.06	5.32

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

          Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 26, 2020 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

          Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-006-0800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller, and CFO

Date: July 8, 2020